Income Taxes - Non-capital loss (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Loss carry-forwards	$ 33,645	$ 45,313
CANADA
Operating Loss Carryforwards [Line Items]
Loss carry-forwards	2,675	20,704
UNITED STATES
Operating Loss Carryforwards [Line Items]
Loss carry-forwards	2	3
Singapore
Operating Loss Carryforwards [Line Items]
Loss carry-forwards	13,230	10,214
Tonga
Operating Loss Carryforwards [Line Items]
Loss carry-forwards	17,738	$ 14,392
2035 | UNITED STATES
Operating Loss Carryforwards [Line Items]
Loss carry-forwards	2
2041 | CANADA
Operating Loss Carryforwards [Line Items]
Loss carry-forwards	2,675
No expiry | Singapore
Operating Loss Carryforwards [Line Items]
Loss carry-forwards	13,230
No expiry | Tonga
Operating Loss Carryforwards [Line Items]
Loss carry-forwards	$ 17,738